Leases and other commitments - Other commitments (Details) - Water Supply Agreement - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Other commitments
Commitment	R 2,302	R 2,816
Agreement term (in years)	20 years
Within one year
Other commitments
Commitment	R 173	171
One to five years
Other commitments
Commitment	713	847
More than five years
Other commitments
Commitment	R 1,416	R 1,798